Expense Example, No Redemption	Eaton Vance Georgia Municipal Income Fund Class A 1 Year	Eaton Vance Georgia Municipal Income Fund Class A 3 Years	Eaton Vance Georgia Municipal Income Fund Class A 5 Years	Eaton Vance Georgia Municipal Income Fund Class A 10 Years	Eaton Vance Georgia Municipal Income Fund Class C 1 Year	Eaton Vance Georgia Municipal Income Fund Class C 3 Years	Eaton Vance Georgia Municipal Income Fund Class C 5 Years	Eaton Vance Georgia Municipal Income Fund Class C 10 Years	Eaton Vance Georgia Municipal Income Fund Class I 1 Year	Eaton Vance Georgia Municipal Income Fund Class I 3 Years	Eaton Vance Georgia Municipal Income Fund Class I 5 Years	Eaton Vance Georgia Municipal Income Fund Class I 10 Years	Eaton Vance Maryland Municipal Income Fund Class A 1 Year	Eaton Vance Maryland Municipal Income Fund Class A 3 Years	Eaton Vance Maryland Municipal Income Fund Class A 5 Years	Eaton Vance Maryland Municipal Income Fund Class A 10 Years	Eaton Vance Maryland Municipal Income Fund Class C 1 Year	Eaton Vance Maryland Municipal Income Fund Class C 3 Years	Eaton Vance Maryland Municipal Income Fund Class C 5 Years	Eaton Vance Maryland Municipal Income Fund Class C 10 Years	Eaton Vance Maryland Municipal Income Fund Class I 1 Year	Eaton Vance Maryland Municipal Income Fund Class I 3 Years	Eaton Vance Maryland Municipal Income Fund Class I 5 Years	Eaton Vance Maryland Municipal Income Fund Class I 10 Years	Eaton Vance Missouri Municipal Income Fund Class A 1 Year	Eaton Vance Missouri Municipal Income Fund Class A 3 Years	Eaton Vance Missouri Municipal Income Fund Class A 5 Years	Eaton Vance Missouri Municipal Income Fund Class A 10 Years	Eaton Vance Missouri Municipal Income Fund Class C 1 Year	Eaton Vance Missouri Municipal Income Fund Class C 3 Years	Eaton Vance Missouri Municipal Income Fund Class C 5 Years	Eaton Vance Missouri Municipal Income Fund Class C 10 Years	Eaton Vance Missouri Municipal Income Fund Class I 1 Year	Eaton Vance Missouri Municipal Income Fund Class I 3 Years	Eaton Vance Missouri Municipal Income Fund Class I 5 Years	Eaton Vance Missouri Municipal Income Fund Class I 10 Years	Eaton Vance North Carolina Municipal Income Fund Class A 1 Year	Eaton Vance North Carolina Municipal Income Fund Class A 3 Years	Eaton Vance North Carolina Municipal Income Fund Class A 5 Years	Eaton Vance North Carolina Municipal Income Fund Class A 10 Years	Eaton Vance North Carolina Municipal Income Fund Class C 1 Year	Eaton Vance North Carolina Municipal Income Fund Class C 3 Years	Eaton Vance North Carolina Municipal Income Fund Class C 5 Years	Eaton Vance North Carolina Municipal Income Fund Class C 10 Years	Eaton Vance North Carolina Municipal Income Fund Class I 1 Year	Eaton Vance North Carolina Municipal Income Fund Class I 3 Years	Eaton Vance North Carolina Municipal Income Fund Class I 5 Years	Eaton Vance North Carolina Municipal Income Fund Class I 10 Years	Eaton Vance Oregon Municipal Income Fund Class A 1 Year	Eaton Vance Oregon Municipal Income Fund Class A 3 Years	Eaton Vance Oregon Municipal Income Fund Class A 5 Years	Eaton Vance Oregon Municipal Income Fund Class A 10 Years	Eaton Vance Oregon Municipal Income Fund Class C 1 Year	Eaton Vance Oregon Municipal Income Fund Class C 3 Years	Eaton Vance Oregon Municipal Income Fund Class C 5 Years	Eaton Vance Oregon Municipal Income Fund Class C 10 Years	Eaton Vance Oregon Municipal Income Fund Class I 1 Year	Eaton Vance Oregon Municipal Income Fund Class I 3 Years	Eaton Vance Oregon Municipal Income Fund Class I 5 Years	Eaton Vance Oregon Municipal Income Fund Class I 10 Years	Eaton Vance South Carolina Municipal Income Fund Class A 1 Year	Eaton Vance South Carolina Municipal Income Fund Class A 3 Years	Eaton Vance South Carolina Municipal Income Fund Class A 5 Years	Eaton Vance South Carolina Municipal Income Fund Class A 10 Years	Eaton Vance South Carolina Municipal Income Fund Class C 1 Year	Eaton Vance South Carolina Municipal Income Fund Class C 3 Years	Eaton Vance South Carolina Municipal Income Fund Class C 5 Years	Eaton Vance South Carolina Municipal Income Fund Class C 10 Years	Eaton Vance South Carolina Municipal Income Fund Class I 1 Year	Eaton Vance South Carolina Municipal Income Fund Class I 3 Years	Eaton Vance South Carolina Municipal Income Fund Class I 5 Years	Eaton Vance South Carolina Municipal Income Fund Class I 10 Years	Eaton Vance Virginia Municipal Income Fund Class A 1 Year	Eaton Vance Virginia Municipal Income Fund Class A 3 Years	Eaton Vance Virginia Municipal Income Fund Class A 5 Years	Eaton Vance Virginia Municipal Income Fund Class A 10 Years	Eaton Vance Virginia Municipal Income Fund Class C 1 Year	Eaton Vance Virginia Municipal Income Fund Class C 3 Years	Eaton Vance Virginia Municipal Income Fund Class C 5 Years	Eaton Vance Virginia Municipal Income Fund Class C 10 Years	Eaton Vance Virginia Municipal Income Fund Class I 1 Year	Eaton Vance Virginia Municipal Income Fund Class I 3 Years	Eaton Vance Virginia Municipal Income Fund Class I 5 Years	Eaton Vance Virginia Municipal Income Fund Class I 10 Years
USD ($)	540	679	830	1,270	145	449	776	1,497	48	151	263	591	542	685	841	1,293	148	459	792	1,529	50	157	274	616	542	685	841	1,293	147	456	787	1,520	50	157	274	616	540	679	830	1,270	145	449	776	1,497	48	151	263	591	540	679	830	1,270	145	449	776	1,497	48	151	263	591	542	685	841	1,293	147	456	787	1,520	50	157	274	616	549	706	877	1,372	154	477	824	1,599	57	179	313	701